Commitments and contingencies - (Schedule of maturity analysis of operating lease payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 21,723	$ 60,365
Within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	19,092	58,173
After one year but not more than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	2,631	2,192
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 0	$ 0